Financial instruments - fair values and risk management - Summary of Key Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2024 € / shares	Dec. 31, 2023 EUR (€) € / shares
Disclosure of detailed information about financial instruments [abstract]
Exercise price (dollars per share) | € / shares	€ 12,900,000	€ 4,300,000
Volatility		72.66%
Time to expiration (years) | €		0.5
Risk-free rate		5.40%
Probability of conditions being met	100.00%	91.00%